Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
CVA/DVA, net
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (12)		kr (11)
The period’s change in fair value originating from credit risk (+ income/- loss)	(1)	kr 1
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	174		kr 282
The period’s change in fair value originating from credit risk (+ income/- loss)	kr (108)	kr 55